FINANCIAL INSTRUMENTS - Level 2 financial instruments (Details) - Level 2 - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	$ 1,991	$ 618
Derivative financial liabilities, fair value	(487)	(304)
Total foreign exchange rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	191	106
Derivative financial liabilities, fair value	(98)	(170)
Other interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	5		$ 22
Derivative financial assets, fair value	0		0
Derivative liability, notional amount	10		10
Derivative financial liabilities, fair value	0		0
Total interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	0		0
Derivative financial liabilities, fair value	0		$ 0
Forward purchase of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	5,122	356
Derivative financial assets, fair value	93	2
Derivative liability, notional amount	1,350	2,199
Derivative financial liabilities, fair value	(38)	(113)
Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,099	847
Derivative financial assets, fair value	22	24
Derivative liability, notional amount	1,263	371
Derivative financial liabilities, fair value	(31)	(19)
Currency swaps sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	150
Derivative financial assets, fair value	19
Derivative liability, notional amount	0
Derivative financial liabilities, fair value	0
Currency swaps purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	260	260
Derivative financial assets, fair value	27	36
Derivative liability, notional amount	0	0
Derivative financial liabilities, fair value	0	0
Exchange option purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	2,439	2,938
Derivative financial assets, fair value	18	18
Derivative liability, notional amount	1,694	1,176
Derivative financial liabilities, fair value	(15)	(15)
Exchange options sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,212	2,960
Derivative financial assets, fair value	12	26
Derivative liability, notional amount	2,915	1,208
Derivative financial liabilities, fair value	(14)	(23)
Total raw materials (base metal), freight, energy, emission rights and others
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	1,800	512
Derivative financial liabilities, fair value	(389)	(134)
Term contracts sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	509	567
Derivative financial assets, fair value	28	38
Derivative liability, notional amount	952	370
Derivative financial liabilities, fair value	(265)	(46)
Term contracts purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	2,779	1,673
Derivative financial assets, fair value	1,767	473
Derivative liability, notional amount	818	854
Derivative financial liabilities, fair value	(52)	(87)
Options sales/purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	153	47
Derivative financial assets, fair value	5	1
Derivative liability, notional amount	614	48
Derivative financial liabilities, fair value	$ (72)	$ (1)